Organization and Principal Activities	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Enterprises Limited (the “Company”) was incorporated in Bermuda on January 28, 1993. Its common stock trades on the OTC (Over-the-Counter) Securities Marketplace in the United States of America (the “US”).

China Strategic Holdings Limited (“CSH”), a public company listed on The Stock Exchange of Hong Kong Limited (the “HKSE”), was the Company’s ultimate parent company before its completion of a group reorganization in May 2006 following which the Company became a wholly-owned subsidiary of Group Dragon Investments Limited (“GDI”), a then equity method affiliate of Hanny Holdings Limited (“Hanny”), a public company listed on the HKSE. In June 2006, Hanny acquired a controlling interest in GDI and became the parent company. On December 8, 2006, Hanny became a subsidiary of ITC Corporation Limited (“ITC”), a public company listed on HKSE and, as a result, ITC became the ultimate parent company. On May 18, 2007, Hanny ceased to be a subsidiary of ITC and Hanny became the ultimate parent company until 2008 when Hanny reduced its equity interest in the Company. Following the completion of the distribution of its Hanny shares to its shareholders in November 2010, ITC’s interests in Hanny dropped from 42% to 0.1%. As of December 31, 2014, Hanny held a 28.95% equity interest in the Company. There have been no further changes in the Company’s ownership status.

The accompanying financial statements include the financial statements of the Company and its wholly owned subsidiaries which primarily consist of Million Good Limited (“Million Good”, incorporated in the British Virgin Islands, “BVI”, principally engaged in investment holding), Wealth Faith Limited (“Wealth Faith”, incorporated in the BVI, principally engaged in investment holding), Cosmos Regent Limited (“Cosmos Regent”, incorporated in the BVI, principally engaged in investment holding), Cyber Generation Limited (“Cyber Generation”, incorporated in the BVI, principally engaged in investment holding) and Whole Good Limited (“Whole Good”, incorporated in the BVI, principally engaged in investment holding). The Company and all of its subsidiaries are collectively referred to as the “Group”.

Based in Hong Kong, the Company has historically been engaged in tire manufacturing, trading and related businesses, and actively participated in the management of China-based companies in a variety of industries for strategic operating purposes.

As of January 1, 2010, the Company had a 26% equity interest in Hangzhou Zhongce Rubber Co., Limited (“HZ”, located in Hangzhou, Zhejiang Province, the PRC). HZ and its consolidated subsidiaries (the “PRC entities”) are engaged in the manufacture of rubber tires in the PRC.

On November 28, 2011, the Company sold all of its ownership interests in HZ to CZ Tire Holdings Limited, an independent third party company incorporated in the British Virgin Islands.

Following the disposal of all of its interest in the tire business in 2011, the Company had no revenue producing businesses and began actively seeking new investment opportunities, including entering into an agreement through its wholly owned subsidiary to purchase a 40% equity interest in Million Cube Limited (“Million Cube”) in 2012. Million Cube has acquired a 45% equity interest and corresponding shareholder loans of Paragon Winner Company Limited (“Paragon”). Paragon was formed to invest in a joint venture that is developing a golf course, hotel and resort complex at Sanya City in the PRC. On March 27, 2015, the Company closed on the acquisition of Million Cube.

The Company has continued to seek new strategic investment opportunities in the PRC, including Hong Kong. Apart from the golf resort business, the Company is also looking at other potential investments and has a long term goal to build a platform of value-added and productive businesses under the strategic direction of the Company whereby it can exercise significant influence over the financial and operating decisions of its investees for financial returns.